Financial Income and Expense (Details) - Schedule of Financial Income and Expense, Net (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Income and Expense, Net [Line Items]
Exact Sciences warrants	5 years	5 years	5 years